Fair Value Measurement - Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Restricted time deposits	¥ 1,779,458	$ 272,714	¥ 1,962,293
Restricted time deposits			4,350
Recurring Basis | Fair Value
Assets
Restricted time deposits	1,779,458		1,962,293
Restricted time deposits			4,350
Guarantee derivative assets			280,998
Loans at fair value	381,393
Total assets	2,160,851		2,247,641
Liabilities
Guarantee derivative liabilities	252,613
Total liabilities	252,613
Recurring Basis | Fair Value | Level 2 Inputs
Assets
Restricted time deposits	1,779,458		1,962,293
Restricted time deposits			4,350
Total assets	1,779,458		1,966,643
Recurring Basis | Fair Value | Level 3 Inputs
Assets
Guarantee derivative assets			280,998
Loans at fair value	381,393
Total assets	381,393		¥ 280,998
Liabilities
Guarantee derivative liabilities	252,613
Total liabilities	¥ 252,613